SCHEDULE OF FUTURE AMORTIZATION (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Reminder year	$ 62,700
Year One	82,516	$ 84,287
Year Two	80,038	82,516
Year Three	79,483	80,038
Year Four	79,483	79,483
Year Five		79,483
Year Four After	942,771
Year Five After		942,770
Net intangible assets	$ 1,326,991	$ 1,348,577	$ 1,422,373